Fair Value (Assets and Liabilities Measured at Fair Value on Recurring Basis) (Details) (Fair Value, Measurements, Recurring [Member], USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Toal Gains (Losses) on derivative assets	$ 3,259,024	$ 2,496,077	$ 5,152,101
Toal Gains (Losses) on derivative Liabilities	(3,069,871)	(6,076,551)	(34,582,462)
Forward foreign exchange contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Toal Gains (Losses) on derivative assets	3,259,024	2,204,383	3,961,279
Toal Gains (Losses) on derivative Liabilities	(2,181,171)	(4,169,805)	(3,835,234)
Interest rate swap contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Toal Gains (Losses) on derivative assets			104,000
Toal Gains (Losses) on derivative Liabilities	(585,415)	(949,068)	(127,336)
Cross-currency interest rate swap contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Toal Gains (Losses) on derivative assets		291,694	1,086,822
Toal Gains (Losses) on derivative Liabilities	(303,285)	(957,678)	(519,099)
Commitment to issue shares and warrants relating to litigation settlement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Toal Gains (Losses) on derivative Liabilities			(30,100,793)
Quoted Prices in Active Market for Identical Instruments (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets measured at fair value	0	0	0
Derivative Liabilities measured at fair value	0	0	0
Quoted Prices in Active Market for Identical Instruments (Level 1) [Member] | Forward foreign exchange contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets measured at fair value	0	0	0
Derivative Liabilities measured at fair value	0	0	0
Quoted Prices in Active Market for Identical Instruments (Level 1) [Member] | Interest rate swap contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets measured at fair value			0
Derivative Liabilities measured at fair value	0	0	0
Quoted Prices in Active Market for Identical Instruments (Level 1) [Member] | Cross-currency interest rate swap contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets measured at fair value		0	0
Derivative Liabilities measured at fair value	0	0	0
Quoted Prices in Active Market for Identical Instruments (Level 1) [Member] | Commitment to issue shares and warrants relating to litigation settlement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liabilities measured at fair value			0
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets measured at fair value	938,531	694,795	557,993
Derivative Liabilities measured at fair value	(1,683,408)	(3,152,664)	(121,639,819)
Significant Other Observable Inputs (Level 2) [Member] | Forward foreign exchange contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets measured at fair value	938,531	694,795	54,442
Derivative Liabilities measured at fair value	(815,494)	(479,735)	(483,421)
Significant Other Observable Inputs (Level 2) [Member] | Interest rate swap contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets measured at fair value			0
Derivative Liabilities measured at fair value	(404,549)	(1,380,454)	(529,712)
Significant Other Observable Inputs (Level 2) [Member] | Cross-currency interest rate swap contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets measured at fair value		0	503,551
Derivative Liabilities measured at fair value	(463,365)	(1,292,475)	(388,913)
Significant Other Observable Inputs (Level 2) [Member] | Commitment to issue shares and warrants relating to litigation settlement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liabilities measured at fair value			(120,237,773)
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets measured at fair value	0	0	0
Derivative Liabilities measured at fair value	0	0	0
Significant Unobservable Inputs (Level 3) [Member] | Forward foreign exchange contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets measured at fair value	0	0	0
Derivative Liabilities measured at fair value	0	0	0
Significant Unobservable Inputs (Level 3) [Member] | Interest rate swap contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets measured at fair value			0
Derivative Liabilities measured at fair value	0	0	0
Significant Unobservable Inputs (Level 3) [Member] | Cross-currency interest rate swap contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets measured at fair value		0	0
Derivative Liabilities measured at fair value	0	0	0
Significant Unobservable Inputs (Level 3) [Member] | Commitment to issue shares and warrants relating to litigation settlement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liabilities measured at fair value			$ 0